Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Summary of earnings per share (EPS)

	Years Ended December 31,
in €‘000	2020	2021	2022
Profit attributable to Class A shares owners	10,104	8,744	7,580
Profit attributable to Class B shares owners	5,141	3,825	3,311
Profit attributable to owners of the Company (basic and diluted)	15,245	12,569	10,891

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Issued Class B shares at January 1	903,671	903,671	903,671
Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671	903,671

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Issued Class A shares at January 1	177,627	177,627	206,572
Effect of Class A shares issued	—	7,890	222
Effect of share options exercised	—	19	—
Effect of treasury shares held	—	—	(246)
Effect of shares issued related to a business combination	—	1,133	—
Weighted-average number of Class A shares at December 31 (basic)	177,627	186,670	206,548

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Weighted-average number of Class A shares at December 31 (basic)	177,627	186,670	206,548
Effect of RSU`s on issue	—	454	5,035
Effect of warrants	—	1,549	10,584
Weighted-average number of Class A shares at December 31 (diluted)	177,627	188,673	222,167